Convertible loan notes - Summary Of Movements In The Carrying Value Of The Liability Component Of The Loan Notes (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfMovementsInTheCarryingValueOfTheLiabilityComponentOfTheLoanNotes [Abstract]
January 1	£ 12,946
Issued	0	£ 24,417
Interest charged	2,974	1,803
Converted to equity	(5,307)	(13,274)
December 31	£ 10,613	£ 12,946